Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2020 $ / shares shares	Dec. 19, 2019 USD ($) shares	Mar. 29, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 25, 2020 $ / shares shares
Capital Unit [Line Items]
Cash dividend | $				$ 85,000
Stock issued, value | $		$ 53,500			$ 106,730	$ 106,730	$ 53,500
Authorized shares of common stock for issuance	100,000,000				300,000,000	300,000,000	300,000,000	100,000,000	300,000,000
Authorized shares of common stock for issuance, par value | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock split ratio	3.485
Common stock shares outstanding	84,405,366				91,914,000	91,914,000	84,079,366	75,896,147
Authorized shares of common stock for issuance	100,000,000				300,000,000	300,000,000	300,000,000	100,000,000	300,000,000
Authorized shares of preferred stock for issuance					5,000,000	5,000,000	5,000,000		5,000,000
Authorized shares of common stock for issuance, par value | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Authorized shares of preferred stock for issuance, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares outstanding									0
SCUF Acquisition
Capital Unit [Line Items]
Stock issued, value | $							$ 10,000
Parent
Capital Unit [Line Items]
Cash dividend | $			$ 85,000
Stock issued		14,092,098					2,644,151	1,736,521
Stock issued, value | $							$ 10,000	$ 6,200
Parent | SCUF Acquisition
Capital Unit [Line Items]
Stock issued							2,644,151
Common Stock
Capital Unit [Line Items]
Stock issued					7,500,000	7,500,000	7,046,049
Stock issued, value | $					$ 1	$ 1
Common Stock | Shares Equivalent After Conversion
Capital Unit [Line Items]
Stock issued		7,046,049
Common Stock | Shares Equivalent After Conversion | SCUF Acquisition
Capital Unit [Line Items]
Stock issued							1,322,075
Common Stock | Parent | Shares Equivalent After Conversion
Capital Unit [Line Items]
Stock issued							1,322,075	868,260